FORM 13F COVER PAGE


Report for Quarter Ended:  December 31, 2001
Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   5170 Sanderlin Avenue, Suite 200
	   Memphis, TN 38117

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-684-4112
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee              February 5, 2002
Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp.                     COM              001084102     6975   442000 SH       SOLE                   442000
Allen Telecom Inc.             COM              018091108     5519   649300 SH       SOLE                   649300
America Service Group          COM              02364L109     2304   301925 SH       SOLE                   301925
Arrow Electronics Inc.         COM              042735100     1887    63100 SH       SOLE                    63100
Atlantis Plastics Inc.         COM              049156102     2243   705200 SH       SOLE                   705200
Caraustar Industries Inc.      COM              140909102     3787   546400 SH       SOLE                   546400
Cascade Corp.                  COM              147195101     7168   596875 SH       SOLE                   596875
Claire's Stores Inc.           COM              179584107     3027   200475 SH       SOLE                   200475
Flowserve Corp.                COM              34354P105     6625   248975 SH       SOLE                   248975
Gainsco Inc.                   COM              363127101     2466  1541000 SH       SOLE                  1541000
IDEX Corp.                     COM              45167R104     2013    58350 SH       SOLE                    58350
Lubrizol Corp.                 COM              549271104     5304   151150 SH       SOLE                   151150
M & T Bank Corp.               COM              55261F104     2833    38885 SH       SOLE                    38885
Midway Games Inc.              COM              598148104     6591   439100 SH       SOLE                   439100
Newfield Exploration Co.       COM              651290108     5864   165150 SH       SOLE                   165150
Newport Corp.                  COM              651824104     4172   216400 SH       SOLE                   216400
North Fork Bancorp             COM              659424105     2054    64200 SH       SOLE                    64200
OGE Energy Corp.               COM              670837103     2747   119000 SH       SOLE                   119000
Pier 1 Imports Inc.            COM              720279108     8204   473125 SH       SOLE                   473125
Sport-Haley Inc.               COM              848925103     1791   511800 SH       SOLE                   511800
Tandy Crafts Inc.              COM              875386104        3   157800 SH       SOLE                   157800
Tractor Supply Co.             COM              892356106     3690   108275 SH       SOLE                   108275
Trinity Industries Inc.        COM              896522109     6966   256400 SH       SOLE                   256400
URS Corp. New Com.             COM              903236107     2588    94400 SH       SOLE                    94400
WMS Industries Inc.            COM              929297109     4842   242100 SH       SOLE                   242100
Washington Federal Inc.        COM              938824109     6194   240278 SH       SOLE                   240278